FINANCIAL RISK MANAGEMENT - Cash and Balances at Central Banks (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
Cash and balances at central banks	£ 72,005	£ 54,279	£ 49,888